Equity (Details) - CLP ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 25, 2021	Mar. 26, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Number of registered shares (in Shares)			101,017,081,114	101,017,081,114
Minimun dividend, percentage			30.00%
Fair market value adjustment for available-for-sale instruments			$ (48,742)	$ (6,236)
Cash flow hedge adjustment			133,135	7,561
Retained earnings from previous year			$ 95,989
Additional retained earnings from previous year, percentage			30.00%
Additional retained earnings from previous year			$ 146,848
Common Shareholders [Member]
Equity (Details) [Line Items]
Dividends per ordinary share (in Pesos per share)	$ 2.18053623438	$ 3.47008338564
Dividend Paid			220,271	350,538
Retained earnings [Member]
Equity (Details) [Line Items]
Equity provisions for minimum dividend			$ 237,877	$ 138,932